SCHEDULE OF OPERATING LEASES SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease
Cash paid for amounts included in the measurement of lease liabilities	¥ 728	¥ 4,435
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 1,217	¥ 842